Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

3. Segment information

Information regarding the Company’s net income and operating income is disclosed in the consolidated statements of income. Segment expenses and other items are reviewed by the CODM on the same basis as presented in the consolidated statements of income.

The Company has one reportable segment: sale of apparel products. Segment was identified based on the Company’s internal reporting and how the chief operating decision maker (“CODM”, the Chief Executive Officer of the Company) assesses the performance of the business. The sale of apparel products segment generated revenue by providing one-stop apparel solution service and sales of own-branded apparel products through retail stores. All assets of the Company are located in Hong Kong and the UK and revenues are generated based on the geographical locations.

Key financial performance measures of the segments are as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HKD	HKD	HKD	US$
Revenues, net	347,451,568	174,202,627	235,667,734	30,339,448

Cost of revenues
- Related parties	(103,159,420)	(34,213,521)	(7,915,189)	(1,018,987)
- External	(202,457,187)	(104,940,795)	(178,307,992)	(22,955,056)
	(305,616,607)	(139,154,316)	(186,223,181)	(23,974,043)
Gross profit	41,834,961	35,048,311	49,444,553	6,365,405

Expenses
Selling and marketing	(2,631,231)	(3,132,277)	(4,392,521)	(565,486)
General and administrative:
Depreciation – related party	(720,000)	(720,000)	(720,000)	(92,692)
Depreciation	(2,485,017)	(2,540,273)	(3,831,567)	(493,269)
Amortization	(137,358)	(112,049)	(1,481,738)	(190,756)
Staff cost	(12,436,317)	(13,260,898)	(18,486,483)	(2,379,917)
Professional fee	(3,654,819)	(2,204,622)	(2,840,139)	(365,634)
Provision for expected credit losses	—	(1,383,316)	(1,253,368)	(161,356)
Others	(834,906)	(2,648,351)	(4,867,313)	(626,610)
Total expenses	(22,899,648)	(26,001,786)	(37,873,129)	(4,875,720)
Income from operation	18,935,313	9,046,525	11,571,424	1,489,685

Other income (expenses)
Interest income	1	92,951	31,954	4,114
Interest expense	(6,133,455)	(5,759,182)	(3,759,032)	(483,931)
Agency income – related party	2,586,019	2,662,034	1,170,664	150,709
Other income	—	326	134,230	17,280
Other expense	(7,444)	(302,784)	—	—
Total other expenses, net	(3,554,879)	(3,306,655)	(2,422,184)	(311,828)
Income before tax expenses	15,380,434	5,739,870	9,149,240	1,177,857

	As of December 31,
	2023	2024	2024
	HKD	HKD	US$
Total assets	90,616,829	135,647,692	17,463,045
Total liabilities	(93,003,639)	(78,821,221)	(10,147,305)

Net (liabilities) assets	(2,386,810)	56,826,471	7,315,740